Income Taxes (Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Income tax provision calculated using the statutory rate of 35%	$ 61,969	$ 63,044	$ 56,964
State and local income taxes, less federal income tax effect	6,044	5,787	5,536
Nondeductible expenses	881	1,438	1,290
Other --net	(583)	(417)	(353)
Income tax provision	$ 68,311	$ 69,852	$ 63,437
Effective tax rate	38.60%	38.80%	39.00%
Statutory rate	35.00%